OBLIGATIONS OF LAW No. 14,182/2021 (Tables)	12 Months Ended
Dec. 31, 2023
OBLIGATIONS OF LAW No. 14,182/2021
Schedule of movements in obligations of Law No. 14,182/2021

	Energy Development	River Basin
	Account (CDE)	Revitalization	Total
Opening balance as of December 31, 2022	29,755,493	6,903,961	36,659,454
Effect on cash flow:
Amortization of Principal	(583,624)	(850,112)	(1,433,736)
Interest paid	(36,976)	(33,239)	(70,215)
Non-cash effect:
Inflation adjustment	1,384,392	331,760	1,716,152
Charges	2,292,321	355,430	2,647,751
Opening balance as of December 31, 2023	32,811,606	6,707,800	39,519,406

Current	1,241,242	919,934	2,161,176
Non-current	31,570,364	5,787,866	37,358,230

	Energy Development	River Basin
	Account (CDE)	Revitalization	Total
Opening balance as of December 31, 2021	—	—	—
Effect on cash flow:
Addition	33,735,216	6,693,921	40,429,137
Amortization of Principal	(5,251,610)	—	(5,251,610)
Interest paid	(22,731)	—	(22,731)
Non-cash effect:
Inflation adjustment	197,580	23,017	220,597
Charges	1,097,038	187,023	1,284,061
Opening balance as of December 31, 2022	29,755,493	6,903,961	36,659,454

Current	597,722	874,940	1,472,662
Non-current	29,157,771	6,029,021	35,186,792

Schedule of maturity analysis of installments of the obligations with CDE and Regeneration of River Basins

	Energy Development	River Basin
	Account[1]	Revitalization[2]	Total
2025	1,774,589	892,010	2,666,599
2026	2,311,307	863,980	3,175,287
2027	2,778,988	837,455	3,616,443
2028	2,676,621	812,353	3,488,974
After 2028	22,028,859	2,382,068	24,410,927
	31,570,364	5,787,866	37,358,230

[1] Maturity in 2047; and

[2] Maturity in 2032.